united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23658

Forum Real Estate Income Fund

(Exact name of registrant as specified in charter)

240 Saint Paul Street, Suite 400 Denver, CO	80206
(Address of principal executive offices)	(Zip code)

Forum Capital Advisors, LLC

240 Saint Paul Street, Suite 400 Denver, CO 80206

(Name and address of agent for service)

Registrant’s telephone number, including area code:	303-501-8860

Date of fiscal year end:	12/31

Date of reporting period:	6/30/22

Item 1. Reports to Stockholders.

(a)

Forum Real Estate Income Fund

(formerly Forum CRE Income Fund)

Class I

Semi-Annual Report

June 30, 2022 (Unaudited)

Investor Information: 1-303-501-8860

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Forum Real Estate Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Portfolio Review June 30, 2022 (Unaudited)

The Fund’s performance figures* for the period ended June 30, 2022, compared to its benchmarks:

		Annualized
Fund/Index	Six Months	One Year	Since Inception(a) – June 30, 2022
Forum Real Estate Income Fund	-1.49%	0.81%	1.99%
Bloomberg U.S. Aggregate Bond Index (b)	-10.35%	-10.29%	-1.79%
Bloomberg U.S. Corporate High Yield (c)	-14.19%	-12.81%	-0.42%
S&P 500 Index (d)	-20.58%	-11.92%	8.47%
Bloomberg Barclays CMBS BBB (e)	-20.43%	-8.65%	-5.91%
FTSE NAREIT All Equity REIT (f)	-9.29%	-10.16%	-8.14%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on June 30, 2022. Performance data current to the most recent month end may be obtained by visiting www.forumcapadvisors.com or by calling 1-303-501-8860.
(a)	Forum Real Estate Income Fund (formerly, Forum CRE Income Fund) commenced operations on April 16, 2021. The performance is based on average annual returns.
(b)	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.
(c)	The Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, base on Bloomberg EM country definition, are excluded.
(d)	The S&P 500 Index measures the performance of 500 widely held stocks in the US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies.

1

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Portfolio Review (Continued) June 30, 2022 (Unaudited)
(e)	The Bloomberg Barclays CMBS BBB Index measures BBB-rated market of U.S. Agency and U.S. Non-Agency conduit and fusion CMBS deals with a minimum current deal size of $300mn. The index includes both U.S. Aggregate eligible and non-U.S. Aggregate eligible securities.
(f)	The FTSE NAREIT All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 30 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

Portfolio Composition* as of June 30, 2022

Top 10 Holdings	% of Net Assets
Bruckner Mezzanine Loan	13.9%
DBCCRE 2014-ARCP Mortgage Trust	9.6%
BPR Trust 2022-OANA	8.5%
CSMC 2021-WEHO	7.4%
Royal Urban Renwal, LLC Loan	6.9%
BX Commercial Mortgage Trust 2021-SOAR	6.4%
Med Trust 2021-MDLN	6.3%
Multifamily Connecticut Avenue Securities Trust Series 2020-01 CE	5.9%
FREMF 2019-KF70 Mortgage Trust	5.4%
Extended Stay America Trust Series 2021-ESH F	4.8%
75.1%

*	Composition of holdings are subject to change.

2

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund)

Schedule of Investments

June 30, 2022 (Unaudited)

Units/ Shares		Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS – EQUITY — 8.6%
	COMMON EQUITY — 1.7%
40	CRIMSON DEVCO, LLC(a),(b),(c),(d),(k)	N/A	N/A	$1,000,000

	PREFERRED EQUITY — 6.9%
24	CRIMSON PE BS, LLC(a),(b),(c),(e)	11.0000: Cash: 7.5000; PIK: 3.5000	11/30/22	631,500
94	CRIMSON PE LB, LLC(a),(b),(c),(d)	13.0000: Cash: 7.0000; PIK: 6.0000	5/05/23	2,561,500
16	CRIMSON PE PP, LLC(a),(b),(c),(d)	13.0000: Cash: 7.0000; PIK: 6.0000	7/01/23	416,000
335,005	lota Multifamily Development(a),(b),(c),(e)	12.2500	04/01/25	335,005
				3,944,005

	TOTAL PRIVATE INVESTMENTS – EQUITY (Cost $4,660,740)			4,944,005

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS — MEZZANINE LOANS — 38.0%
8,000,000	Bruckner Mezzanine Loan(a), (b),(c),(e),(f)	Cash: LIBOR+10%; LIBOR floor 1.65%	11.6500	03/31/24	8,000,000
2,054,922	FCREIF Eastlake Thornton, LLC(a),(b),(c),(e),(f),(g)	Cash: 5%, PIK: LIBOR+3%; LIBOR floor 2.35%	10.3500	09/27/22	2,054,922
2,070,972	FCREIF Nimbus Everett(a),(b),(c),(e),(h),(i)	Cash: 6%, PIK: 6%	12.0000	08/31/23	2,070,972
2,103,418	FCREIF Van Ness(a),(b),(c),(e),(f),(j)	Cash: 5%, PIK: 7.5%	12.5000	07/23/24	2,103,418
1,434,730	Lexington So Totowa, LLC(a),(b),(c),(e),(f)	Cash: TSFR1M + 11.25%	12.0400	12/31/22	1,434,730
3,991,189	Royal Urban Renewal, LLC Loan (a),(b),(c),(e),(f)	Cash: 6.5%, PIK: 5.5%	12.0000	10/01/24	3,991,189
2,158,826	Trent Development – Kerf Apartments Loan (a),(b),(c),(e),(h)	Cash: 6%, PIK: 6%	12.0000	09/23/23	2,158,826
91,112	West University Gainesville Mezz, LLC(a),(b),(c),(e)	SOFR30A + 10.35%; SOFRA30A floor 0.25%	11.1400	12/03/24	91,112
					21,905,169

	TOTAL PRIVATE INVESTMENTS — MEZZANINE LOANS (Cost $21,897,243)				21,905,169

Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	REAL ESTATE INVESTMENT TRUSTS — 2.0%
	PREFERRED SHARES — 2.0%
18,000	Annaly Capital Management, Inc. – Series F	US0003M + 4.993%	6.9500	Perpetual	402,480
11,000	Armada Hoffler Properties, Inc.	N/A	6.7500	Perpetual	270,490
12,500	Hersha Hospitality Trust – Series E	N/A	6.5000	Perpetual	253,125
13,000	Pebblebrook Hotel Trust	N/A	5.7000	Perpetual	244,270
					1,170,365

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,266,480)				1,170,365

See accompanying notes which are an integral part of these financial statements.

3

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund)

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 73.2%
	AGENCY CMBS — 17.4%
1,040,000	Freddie Mac Multifamily Structured Credit Risk(l),(m)	SOFR30A + 7.750%	8.6760	01/25/51	$1,016,263
3,158,171	FREMF 2019-KF70 Mortgage Trust(l),(m),(n)	US0001M + 6.000%	7.1200	09/25/29	3,125,074
1,000,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01 B10(l),(m)	US0001M + 5.500%	7.1240	10/15/49	954,998
1,500,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01 CE(l),(m)	US0001M + 8.750%	10.3740	10/15/49	1,482,315
3,500,000	Multifamily Connecticut Avenue Securities Trust Series 2020-01 CE(l),(m)	US0001M + 7.500%	9.1240	03/25/50	3,401,812
					9,980,462

	NON-AGENCY CMBS — 55.8%
1,900,000	Beneria Cowen & Pritzer Collateral Funding(l),(m)	US0001M + 4.634%	5.9580	06/15/38	1,739,466
5,000,000	BPR Trust 2022-OANA(l),(m),(n)	TSFR1M + 3.695%	4.9740	04/15/37	4,881,499
3,969,927	BX Commercial Mortgage Trust 2021-SOAR (l),(m)	US0001M + 3.750%	5.0750	06/15/38	3,659,822
1,500,000	CSMC 2020-TMIC(l),(m)	US0001M + 6.750%	8.0740	12/15/35	1,492,138
4,368,750	CSMC 2021-WEHO(l),(m),(n)	US0001M + 3.969%	5.2940	04/15/23	4,256,910
5,800,000	DBCCRE 2014-ARCP Mortgage Trust(l),(n),(o)	N/A	5.0990	01/10/34	5,520,364
2,882,261	Extended Stay America Trust Series 2021-ESH F(l),(m),(n)	US0001M + 3.700%	5.0250	07/15/38	2,779,019
2,500,000	Great Wolf Trust 2019-WOLF(l),(m)	US0001M + 3.131%	4.4550	12/15/36	2,297,013
1,950,000	MBRT 2019-MBR(l),(m)	US0001M + 5.200%	6.5240	11/15/36	1,890,881
4,000,000	Med Trust 2021-MDLN(l),(m),(n)	US0001M + 5.250%	6.5750	11/15/26	3,632,986
					32,150,098
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $44,026,380)				42,130,560

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.8%
	MONEY MARKET FUNDS — 8.8%
5,091,294	UMB Money Market Fiduciary, Institutional Class, 0.01% (Cost $5,091,294)(p)	5,091,294

	TOTAL INVESTMENTS — 130.6% (Cost $76,942,136)	$75,241,393
	LIABILITIES IN EXCESS OF OTHER ASSETS — (30.6)%	(17,652,126)
	NET ASSETS — 100.0%	$57,589,267

See accompanying notes which are an integral part of these financial statements.

4

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund)

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Principal Amount ($)		Interest Rate (%)	Maturity	Fair Value
	REVERSE REPURCHASE AGREEMENTS — -26.2%
(3,172,000)	Lucid Management Reverse Repo ARCP 7/14/2022	2.5400	7/14/2022	$(3,172,000)
(3,400,000)	Lucid Management Reverse Repo BPR 7/14/2022	2.4300	7/14/2022	(3,400,000)
(1,848,000)	Lucid Management Reverse Repo ESAF 7/14/2022	2.5400	7/14/2022	(1,848,000)
(2,557,000)	Royal Bank Canada Reverse Repo CSMC 7/28/2022	3.1500	7/28/2022	(2,557,000)
(1,844,000)	Royal Bank Canada Reverse Repo FREM 8/12/2022	3.1100	8/12/2022	(1,844,000)
(2,556,000)	Royal Bank Canada Reverse Repo MED 8/12/2022	2.9600	8/12/2022	(2,556,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $(15,077,000))			$(15,077,000)

LIBOR	London Inter-Bank Offered Rate
LLC	Limited Liability Company
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	1 Month Term SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

Portfolio Composition as of June 30, 2022

Types of Holdings	% of Net Assets
Commercial Mortgage-Backed Securities	73.2%
Private Investments – Mezzanine Loans	38.0%
Private Investments – Equity	8.6%
Real Estate Investment Trusts	2.0%
Short-term Investments	8.8%
Liabilities in excess of other assets	(30.6)%

(a)	The value of this security has been determined in good faith under policies adopted by the Board of Trustees.

(b)	Illiquid security. The total fair value of these securities as of June 30, 2022, was $26,849,174, which represented 46.6% of total net assets.

(c)	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2022, these restricted securities amounted to $26,849,174, which represented 46.6% of total net assets. See Note 5.

(d)	Affiliated investment for which ownership exceeds 25% of the investment’s capital (see Note 9).

(e)	Affiliated investment for which ownership exceeds 5% of the investment’s capital (see Note 9).

(f)	Cash portion of interest is included in principal of loans.

(g)	The Fund’s ownership of this investment is through a wholly owned subsidiary, FCREIF Eastlake Thornton, LLC.

(h)	Interest on loans funded from interest reserve.

(i)	The Fund’s ownership of this investment is through a wholly owned subsidiary, FCREIF Nimbus Everett, LLC.

(j)	The Fund’s ownership of this investment is through a wholly owned subsidiary, FCREIF Van Ness SFO, LLC.

(k)	Non-income producing security.

(l)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the total market value of 144A securities is $42,130,560 or 73.2% of net assets.

(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(n)	This security has been pledged as collateral for securities sold under agreement to repurchase. Total market value of underlying collateral for open reverse repurchase agreements at June 30, 2022 was $22,345,242.

(o)	Variable rate security; the rate shown represents the rate on June 30, 2022.

(p)	Rate disclosed is the seven-day effective yield as of June 30, 2022.

See accompanying notes which are an integral part of these financial statements.

5

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund)

Statement of Assets And Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments in Securities at Market Value (cost $50,384,154)	$48,392,219
Investments in affiliated investment for which ownership exceeds 5% of the investments capital, at Market Value (cost $22,827,285)	22,871,674
Investments in affiliated investment for which ownership exceeds 25% of the investments capital, at Market Value (cost $3,730,697)	3,977,500
Deposit with Broker	70,000
Cash	8,876
Interest Receivable	319,791
Receivable for Fund Shares Sold	42,429
Prepaid Expenses and Other Assets	16,093
Total Assets	75,698,582

Liabilities:
Payables for Securities Sold Under Agreements to Repurchase (proceeds $15,077,000)	15,077,000
Reverse Repurchase Interest Payable	40,828
Loan Interest Reserve	587,122
Payable for Securities Purchased	107,103
Payable for Shares Redeemed	1,572,311
Distribution Payable	341,004
Accrued Advisory Fees	59,972
Accrued Expenses and Other Liabilities	323,975
Total Liabilities	18,109,315

Net Assets	$57,589,267

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	$61,345,606
Accumulated Losses	$(3,756,339)
Net Assets	$57,589,267

Net Asset Value Per Share
Class I Shares:
Net Assets	$57,589,267
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	6,128,825
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price per Share	$9.40

See accompanying notes which are an integral part of these financial statements.

6

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund)

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividend Income	$289,056
Interest Income	2,296,384
Total Investment Income	2,585,440

Expenses:
Investment Advisory Fees	548,639
Legal Fees	175,454
Interest Expense	138,704
Audit and Tax Fees	74,475
Chief Compliance Officer and Principal Financial Officer Fees	58,994
Administration Fees	50,424
Trustees’ Fees	42,481
Other Accrued Expenses	38,009
Offering Fees	35,958
Transfer Agent Fees	15,651
Custody Fees	7,373
Total Expenses	1,186,162
Less: Expenses Waived by Advisor	(386,643)
Net Expenses	799,519
Net Investment Income	1,785,921

Net Realized and Unrealized Loss on Investments:
Net Realized Loss:
Unaffiliated Investments	(135,177)

Net Change in Unrealized Appreciation (Depreciation):
Unaffiliated Investments	(2,587,312)
Affiliated Investments	43,980
(2,543,332)
Net Realized and Unrealized Loss on Investments	(2,678,509)

Net Decrease in Net Assets Resulting From Operations	$(892,588)

See accompanying notes which are an integral part of these financial statements.

7

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund)

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Period Ended December 31, 2021*
Operations:
Net Investment Income	$1,785,921	$1,498,323
Net Realized Gain (Loss) from Unaffiliated Investments	(135,177)	1,065,303
Net Change in Unrealized Depreciation on Unaffiliated Investments	(2,587,312)	(568,243)
Net Change in Unrealized Appreciation on Affiliated Investments	43,980	—
Net Increase (Decrease) in Net Assets Resulting From Operations	(892,588)	1,995,383

Distributions to Shareholders From:
Total Distributions Paid:
Class I	(1,812,847)	(3,046,287)
Total Distributions to Shareholders	(1,812,847)	(3,046,287)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	4,813,187	59,562,737 (a)
Dividends Reinvested	208,240	224,727
Redemptions	(2,405,601)	(1,157,684)
Net Increase from Beneficial Interest Transactions	2,615,826	58,629,780

Total Increase (Decrease) in Net Assets	(89,609)	57,578,876

Net Assets:
Beginning of Period	57,678,876	100,000 (b)
End of Period	$57,589,267	$57,678,876

Share Activity
Class I:
Shares Sold	497,036	5,948,808
Shares Reinvested	21,769	22,571
Shares Redeemed	(253,708)	(117,651)
Net Increase in Shares of Beneficial Interest Outstanding	265,097	5,853,728

*	The Fund commenced operations April 16, 2021.
(a)	Includes $50,139,737 of paid-in-capital received from in-kind subscription effective as of the close of business on April 30, 2021. The total value received of $50,139,737 from this non-taxable event represented $36,617,522 in securities cost, $1,410,832 in net unrealized appreciation, $20,616,034 in cash, assumed liabilities of $8,529,000 in reverse repurchase agreements, and $24,349 in other assets and liabilities in exchange for 5,013,974 shares of Class I.
(b)	The Investment Adviser made an initial Class I share purchase of 10,000 shares for $100,000 at a $10.00 net asset value on April 16, 2021.

See accompanying notes which are an integral part of these financial statements.

8

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund)

Financial Highlights

Class I

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(a)
Net Asset Value, Beginning of Period	$9.84	$10.00

From Operations:
Net Investment Income(b)	0.29	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.44)	0.10
Total From Operations	(0.15)	0.37

Less Distributions:
Net Investment Income	(0.29)	(0.40)
Net Realized Gains	—	(0.13)
Total Distributions	(0.29)	(0.53)

Net Asset Value, End of Period	$9.40	$9.84

Total Return(c)(e)	(1.49)%	3.70%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$57,589	$57,679
Including interest expenses:
Ratio of gross expenses to average net assets(d)	4.04%	4.18%
Ratio of net expenses to average net assets(d)	2.72%	2.55%
Ratio of net investment income to average net assets(d)	6.08%	3.94%
Excluding interest expenses:
Ratio of gross expenses to average net assets(d)	3.57%	3.88%
Ratio of net expenses to average net assets(d)	2.25%	2.25%
Ratio of net investment income to average net assets(d)	6.55%	4.24%
Portfolio turnover rate(e)	16%	49%

(a)	Fund commenced operations April 16, 2021.
(b)	Per share amounts are calculated using the annual average shares method, which more appropriately presents the per share data for the period.
(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.
(d)	Annualized.
(e)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

9

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund)

Statement of Cash Flows

For the Six Months Ended June 30, 2022 (Unaudited)

Cash Flows From Operating Activities:
Net Decrease in Net Assets Resulting from Operations	$(892,588)

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Net Amortization on Investments	725
Net Realized Loss on Investments	(135,177)
Change in Unrealized Appreciation on Investments	2,543,332
Purchases of Long-Term Portfolio Investments	(7,247,915)
Purchases of Mezzanine Loans	(5,818,668)
Proceeds from Sale of Long-Term Portfolio Investments	9,773,676
Proceeds from Principal Paydowns	1,777,535
Purchases from Short-Term Portfolio Investments, Net	(5,091,294)
Proceeds from Short-Term Porfolio Investments, Net	4,218,944
Increase in Interest Receivable	(195,847)
Decrease in Prepaid Expenses and Other Assets	30,085
Increase in Reverse Repurchase Interest Payable	17,074
Decrease in Accrued Advisory Fees	(28,984)
Increase in Offering Fees	2,668
Increase in Accrued Expenses and Other Liabilities	157,877

Net Cash Used in Operating Activities	(888,557)

Cash Flows Provided by for Financing Activities:
Proceeds from Sale of Shares	4,563,186
Payment for Redemption of Shares	(2,405,601)
Dividends Paid to Shareholders, Net of Reinvestments and Distribution Payable	(2,210,152)
Proceeds from Reverse Repurchase Agreements	60,649,000
Sales from Reverse Repurchase Agreements	(59,699,000)
Net Cash Provided by Financing Activities	897,433

Net Increase in Cash	8,876
Cash at Beginning of Period	—
Cash at End of Period	$8,876

Supplemental non-cash information:
Unearned loan origination income	$13,475
Interest reserve withheld from funding of loans	$100,567

See accompanying notes which are an integral part of these financial statements.

10

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements June 30, 2022 (Unaudited)

1. ORGANIZATION

Forum Real Estate Income Fund (the “Fund”), formerly Forum CRE Income Fund, was organized as a Delaware statutory trust on April 5, 2021 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The primary investment objective of the Fund is to seek to maximize current income with a focus on capital preservation. The Fund’s secondary objective is long-term capital appreciation. The Fund, which commenced operations on April 16, 2021, currently has one class of shares (Class I). Simultaneous with the Fund beginning to accept offers to purchase shares, Forum Integrated Income Fund I, L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its assets and liabilities into the Fund. Forum Capital Advisers LLC, an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”), as amended, serves as the Fund’s investment adviser (the “Adviser”). Janus Henderson Investors US LLC (“Janus”), an investment adviser registered under the Advisers Act, serves as the Sub-Adviser to the Fund. Amendments to the Sub-Advisory Agreement with Janus were approved by shareholders on July 31, 2022. See Note 11. Subsequent Events for additional details.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Securities Valuation — Common and preferred equity securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined. Fixed-income securities, having a remaining maturity of greater than 60 days, are typically valued at the evaluated prices formulated by an independent pricing service. Each security type has a primary and secondary pricing source. If neither the primary nor any secondary pricing source can provide a price or logic to determine a price, the Valuation Committee will provide a fair value price for the security.

Fair Valuation Process — The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and has appointed a separate valuation committee (the “Fair Value Committee”) and delegated to the Fair Value Committee the responsibility to determine the fair value of the Fund’s investments. The Fair Value Committee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations.

The Adviser assists the Fair Value Committee in making valuation determinations, provides primary day-to-day oversight of valuation of the Fund’s investments and acts in accordance with the Valuation Procedures as developed and approved by the Board. The valuation of the Fund’s investments is performed in accordance with FASB’s Accounting Standards Codification 820, Fair Value Measurements.

11

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements (Continued) June 30, 2022 (Unaudited)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange are valued based on their respective market price. Fixed-income securities, having a remaining maturity of greater than 60 days, are typically valued at the evaluated prices formulated by an independent pricing service.

In validating market quotations or evaluated prices, the Valuation Committee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Committee makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments), the fair value is determined in good faith. In determining the fair values of these investments, the Fair Value Committee typically applies widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third-party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies or other business counterparties.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

Investments in private securities and loans may be valued at acquisition cost initially until the Fair Value Committee determines acquisition cost no longer represents fair market value. Certain private investments are valued using liquidation preference as provided by the sponsor or General Partner of the private investment.

U.S. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 — Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 — Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

12

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements (Continued) June 30, 2022 (Unaudited)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of June 30, 2022 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$1,170,365	$—	$—	$1,505,370
Private Investments – Equity	—	—	4,944,005	4,609,000
Commercial Mortgage Backed Securities	—	42,130,560	—	42,130,560
Private Investments – Mezzanine Loans	—	—	21,905,169	21,905,169
Short-Term Investments	5,091,294	—	—	5,091,294
Total	$6,261,659	$42,130,560	$26,849,174	$75,241,393

Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$(15,077,000)	$—	$(15,077,000)
Total	$—	$(15,077,000)	$—	$(15,077,000)

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2022:

Level 3 Investments	Fair Value as of June 30, 2022	Valuation Technique	Unobservable Inputs	Discount Rate/ Price	Impact to Valuation from an Increase in Input
Private Investments – Equity	$3,609,000	Liquidation Preference	N/A	N/A	N/A
Private Investments – Equity	1,000,000	Cost	N/A	N/A	N/A
Private Investments – Equity	335,005	Historical Transaction Price	N/A	N/A	N/A
Private Investments – Mezzanine Loans	21,905,169	Historical Transaction Price	N/A	N/A	N/A
Total Level 3 Investments	$26,849,174

13

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements (Continued) June 30, 2022 (Unaudited)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Private Investments - Equity	Private Investments - Mezzanine Loans	Total
Beginning Balance	$6,171,000	$16,408,031	$22,579,031
Change in unrealized appreciation	(37,735)	7,927	(29,808)
Cost of purchases	330,043	5,489,211	5,819,254
Proceeds from maturities	(1,519,303)	—	(1,519,303)
Ending balance	$4,944,005	$21,905,169	$26,849,174

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2022 is $48,942.

Payable for securities sold under agreements to repurchase — The Fund may use leverage to provide additional funds to support its investment activities. The Fund primarily intends to enter into financing transactions using reverse repurchase agreements. The type of repurchase agreement held by the fund at June 30, 2022, involves the purchase of a security by a fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

If a reverse repurchase agreement counterparty defaults, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the reverse repurchase agreement. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will depend on intervening fluctuations of the market values of the underlying securities and the accrued interest thereon. In such an event, the Fund would have rights against the counterparty for breach of contract with respect to any losses resulting from those market fluctuations.

Reverse Repurchase agreements outstanding as of June 30, 2022 were as follows:

	Reverse Repurchase Agreements
	Remaining Contractual Maturity of the Agreements
Counterparty	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total	Rate
Lucid Management
Asset backed securities	$—	$3,172,000	$—	$—	$3,172,000	2.54%
Asset backed securities	—	3,400,000	—	—	3,400,000	2.43%
Asset backed securities	—	1,848,000	—	—	1,848,000	2.54%
Royal Bank of Canada
Asset backed securities	—	2,557,000	—	—	2,557,000	3.15%
Asset backed securities	—	—	1,844,000	—	1,844,000	3.11%
Asset backed securities	—	—	2,256,000	—	2,256,000	2.96%
Total repurchase agreements	$—	$10,977,000	$4,100,000	$—	$15,077,000

14

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements (Continued) June 30, 2022 (Unaudited)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Security Transactions and Investment Income — Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Loan origination income is charged to the borrowers during loan originations. This income is received at the time of closing and then deferred to be recognized as non-interest income over the term of the loan. For the six months ended June 30, 2022, the fund accrued loan origination income of $34, and has $13,475 of unearned loan origination income.

Federal Income Taxes — The Fund has elected to be taxed as a REIT. The Fund’s qualification and taxation as a REIT depend upon the Fund’s ability to meet on a continuing basis, through actual operating results, certain qualification tests set forth in the U.S. federal tax laws. Those qualification tests involve the percentage of income that the Fund earns from specified sources, the percentage of the Fund’s assets that falls within specified categories, the diversity of the ownership of the Fund’s shares, and the percentage of the Fund’s taxable income that the Fund distributes. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. If the Fund qualifies as a REIT, the Fund generally will be allowed to deduct dividends paid to shareholders and, as a result, the Fund generally will not be subject to U.S. federal income tax on that portion of the Fund’s ordinary income and net capital gain that the Fund annually distributes to shareholders, as long as the Fund meets the minimum distribution requirements under the Code. The Fund intends to make distributions to shareholders on a regular basis as necessary to avoid material U.S. federal income tax and to comply with the REIT distribution requirements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification — GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended December 31, 2021, organizational costs of $72,998 were amortized for book purposes but capitalized for tax purposes.

Distribution to Shareholders — Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. For tax purposes, a distribution that for purposes of GAAP is composed of return of capital and net investment income may be subsequently re-characterized to also include capital gains. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2022 fiscal year.

15

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements (Continued) June 30, 2022 (Unaudited)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Indemnification — The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, management of the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Organizational and Offering Costs — Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commenced and thereafter are being amortized over a 12-month period using the straight-line method. As of June 30, 2022, the Fund had incurred $0 in organizational costs and $10,000 in offering cost. For the six-months ended June 30, 2022, $35,958 has been amortized. Such organizational expenses reimbursed by the Adviser are subject to recoupment as described in Note 3, Investment Advisory Agreement and Transactions with Related Parties.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.

During the reporting period, as compensation for its services, the Fund paid to the Adviser a monthly advisory fee at an annual rate of 1.50% of its average monthly Managed Assets during such period. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Janus acts as the Fund’s Sub-Adviser and assists the Adviser in identifying and evaluating potential investments for the Fund. Any additional sub-adviser chosen by the Investment Adviser will be paid by the Adviser based only on the portion of Fund assets allocated to any such sub-adviser by the Adviser. Janus is paid by the Adviser, and not by the Fund. For the six months ended June 30, 2022, the Adviser earned advisory fees of $548,639.

The Adviser and the Fund have entered into the Expense Limitation Agreement (the “Agreement”) pursuant to which the Adviser has contractually agreed to waive its fees and to defer reimbursement for the ordinary operating expenses of the Fund (including all expenses necessary or appropriate for the operation of the Fund and including the Adviser’s investment advisory or management fee detailed in the Investment Management Agreement, any other expenses described in the Investment Management Agreement, but does not include any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation), to the extent that such expenses exceed 2.25% per annum of the Fund’s average monthly net assets attributable to Class I shares. Contractual waivers and expense payments may be recaptured by the Adviser to the extent that overall expenses fall below the lesser of the expense limitation then in place or in place at the time of the waiver, within three years of when the amounts were waived.

16

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements (Continued) June 30, 2022 (Unaudited)

3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date on which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. During the six months ended June 30, 2022, the Adviser waived expenses of $386,643 for the Fund, pursuant to the Waiver Agreement. As of December 31, 2021, the Adviser has waived fees/reimbursed expenses of $618,712, which may be recouped through December 31, 2024.

Amendments to the Investment Management Agreement and Sub-Advisory Agreement were approved by shareholders on July 31, 2022. See Note 11. Subsequent Events for additional details.

A Trustee and certain officers of the Fund are affiliated with the Adviser.

In consideration of the services rendered by those Trustees who are not “interested persons” (as defined in Section 2(a)19 of the 1940 Act) of the Trust (“Independent Trustees”), the Fund pays each Independent Trustee an annual retainer in the amount of $35,000 payable quarterly. Trustees that are interested persons will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

Employees of PINE Advisor Solutions, LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf.

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and paydowns of investment securities, other than U.S. Government securities and short-term investments, for the six months ended June 30, 2022, amounted to $13,173,686 and $10,838,330, respectively.

5. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

17

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements (Continued) June 30, 2022 (Unaudited)

5. RESTRICTED SECURITIES

As of June 30, 2022, the Fund invested in the following restricted securities:

	Original Acquisition Date	Principal/ Units	Cost ($000s)	Value ($000s)	Unfunded Commitments ($000s)	% of Net Assets
CRIMSON Devco, LLC	12/17/2021	40	$1,000	$1,000	$—	1.74%
CRIMSON PE BS, LLC	12/9/2020	24	600	631	—	1.10%
CRIMSON PE LB, LLC	4/27/2021	94	2,350	2,562	—	4.45%
CRIMSON PE PP, LLC	9/15/2021	16	381	416	—	0.72%
Bruckner Mezzanine Loan	8/2/2021	8,000,000	8,000	8,000	—	13.89%
FCREIF Eastlake Thornton, LLC	8/2/2021	2,054,922	2,055	2,055	—	3.57%
FCREIF Nimbus Everett	8/31/2021	2,070,972	2,071	2,071	125	3.60%
FCREIF Van Ness	10/13/2021	2,103,418	2,103	2,103	170	3.65%
Iota Multifamily Development	3/31/2022	335,005	330	335	598	0.58%
Lexington So Totowa, LLC	5/20/2022	1,434,730	1,435	1,435	—	2.49%
Royal Urban Renewal, LLC Loan	9/29/2021	3,991,189	3,991	3,991	548	6.93%
Trent Development – Kerf Apartments Loan	9/23/2021	2,158,826	2,159	2,159	987	3.75%
West University Gainesville Mezz, LLC	5/18/2022	91,112	91	91	1,139	0.16%
Total		22,240,348	$26,566	$26,849	$3,567	46.63%

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $76,942,136 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$332,405
Unrealized depreciation	(2,033,148)
Net unrealized depreciation	$(1,700,743)

7. RISKS AND UNCERTAINTIES

General Risks of Investing in the Fund

Investment and Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

18

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements (Continued) June 30, 2022 (Unaudited)

7. RISKS AND UNCERTAINTIES

The success of the Fund’s investment activities will be affected by these general economic and market conditions. Additionally, environmental and public health risks, such as natural disasters or pandemics/epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The U.S. stock and credit markets have experienced price volatility, dislocations and liquidity disruptions in the past. Any future disruptions in the capital and credit markets will adversely affect the Fund’s ability to identify suitable investments, obtain financing and exit investments at the desired times and on terms favorable to the Fund, which in turn may adversely affect the Fund’s financial condition, results of operations, cash flow and ability to make distributions to shareholders.

Market risk also includes the risk that geopolitical events will disrupt the economy on a national or global level. Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even though the Fund will not have any direct exposure to Russian issuers or issuers in other countries affected by the invasion.

The Fund does not know how long the U.S. economy, financial markets and real estate markets and operations may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy, financial markets and real estate markets and operations. Those events also could have an acute effect on individual issuers or tenants or related groups of issuers or tenants. These risks also could adversely affect individual properties and investments, interest rates, secondary trading, risk of tenant defaults, decreased occupancy at our properties, credit risk, inflation, deflation and other factors that could adversely affect the Fund’s investments, net investment income and the net asset value of the Shares.

Risks of Investing in Real Estate-Related Investments

General Risks Relating to Real Estate-Related Debt and Preferred Equity Investments

The Fund expects to invest in a variety of real estate-related debt and preferred equity investments, and will be subject to a variety of risks in connection with such investments. Any deterioration of real estate fundamentals generally, and in the United States in particular, could negatively impact the Fund’s performance by making it more difficult for entities in which the Fund invests to satisfy their debt payment obligations, increasing the default risk applicable to such borrowers and/or making it relatively more difficult for the Fund to generate attractive risk-adjusted returns. It is impossible to predict the degree to which economic conditions generally, and the conditions for real estate investing in particular, will improve or will deteriorate. Declines in the performance of the U.S. and global economies, the commercial real estate markets or in the commercial real estate debt markets could have a material adverse effect on the Fund’s investment strategy and performance.

19

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements (Continued) June 30, 2022 (Unaudited)

7. RISKS AND UNCERTAINTIES

Risks Relating to CRE Debt Instruments

CRE debt instruments (e.g., mortgages, mezzanine loans and preferred equity) that are secured by commercial real estate, are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential properties. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of the property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things:

●	tenant mix and tenant bankruptcies;

●	success of tenant businesses;

●	property management decisions, including with respect to capital improvements, particularly in older building structures;

●	property location and condition;

●	competition from other properties offering the same or similar services;

●	changes in laws that increase operating expenses or limit rents that may be charged;

●	any need to address environmental contamination at the property;

●	changes in national, regional, or local economic conditions, real estate values and/or rental occupancy rates;

●	changes in interest rates and in the state of the debt and equity capital markets, including diminished availability or lack of debt financing for commercial real estate;

●	changes in real estate tax rates and other operating expenses;

●	changes in governmental rules, regulations and fiscal policies, including environmental regulation;

●	seasonal and weather-related fluctuations in demand affecting the performance of certain properties, including real estate used in the hospitality industry;

●	decline in demand for real estate from increased use of e-commerce or other technological advances;

●	acts of God, terrorism, social unrest and civil disturbances, which may decrease the availability of or increase the cost of insurance or result in uninsured losses; and

●	adverse changes in zoning laws.

In addition, the Fund may be exposed to the risk of judicial proceedings with borrowers and entities in which it invests, including bankruptcy or other litigation, as a strategy to avoid foreclosure or enforcement of other rights by the Fund as a lender or an investor. In the event that any of the properties or entities underlying or collateralizing the Fund’s CRE Debt Investments experiences any of the foregoing events or occurrences, the value of, and return on, such investments could be materially and adversely affected.

20

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements (Continued) June 30, 2022 (Unaudited)

7. RISKS AND UNCERTAINTIES

Risks Related to Investments in Publicly Traded REITs

The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values, including supply and demand for properties, the economic health of the country or of different regions, the strength of specific industries that rent properties and interest rates. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants.

Risks Relating to Commercial Mortgage-Backed Securities

The Fund expects to invest a portion of its assets in pools or tranches of CMBS. CMBS are securities that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. The collateral underlying CMBS generally consists of commercial mortgages on real property that has a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels.

In a rising interest rate environment, the value of CMBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of CMBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

The securitization process that CMBS go through may also result in additional risks. Generally, CMBS are issued in classes similar to mortgage loans. To the extent that we invest in a subordinate class, we will be paid interest only to the extent that there are funds available after paying the senior classes. To the extent the collateral pool includes delinquent loans, subordinate classes will likely not be fully paid and may not be paid at all. Subordinate CMBS are also subject to greater credit risk than those CMBS that are more highly rated. Further, the ratings assigned to any particular class of CMBS may not ultimately prove to be accurate. Thus, any particular class of CMBS may be riskier and more volatile than the rating assigned to such security, which may result in the returns on any such CMBS investment to be less than anticipated.

Risks Relating to Subordinated Debt Investments

To the extent that the Fund acquires subordinated or “mezzanine” debt investments, the Fund does not anticipate having absolute control over the underlying collateral because the Fund will be dependent on third-party borrowers and agents and will have rights that are subordinate to those of senior lenders. The Fund’s subordinated or mezzanine debt interests may be in real estate companies and real estate-related companies and properties whose capital structures may have significant leverage ranking ahead of the Fund’s investment. While the Adviser anticipates that the Fund’s investments will usually benefit from the same or similar financial and other covenants as those enjoyed by the leverage ranking ahead of the Fund and will usually benefit from cross default provisions, some or all of such terms may not be part of particular investments. The Adviser anticipates that the Fund’s usual security for these types of investments will be pledges of ownership interests, directly and/or indirectly, in a

21

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements (Continued) June 30, 2022 (Unaudited)

7. RISKS AND UNCERTAINTIES

property-owning entity, and in many cases the Fund may not have a mortgage or other direct security interest in the underlying real estate assets. Moreover, it is likely that the Fund will be restricted in the exercise of its rights in respect of these types of investments by the terms of subordination agreements between it and the leverage ranking ahead of the Fund’s capital. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all and there can be no assurance that the rate of return objectives of the Fund or any particular investment will be achieved. To protect its original investment and to gain greater control over the underlying assets, the Fund may need to elect to purchase the interest of a senior creditor or take an equity interest in the underlying assets, which may require additional investment by the Fund.

Risks Relating to Mezzanine Loans

The mezzanine loans in which the Fund may invest may include loans secured by one or more direct or indirect ownership interests in a company, partnership or other entity owning, operating or controlling, directly or through subsidiaries or affiliates, one or more properties. Although not secured by the underlying real estate, mezzanine loans share certain of the characteristics of subordinate loan interests described above. It is expected that the properties owned by such entities are or will be subject to existing mortgage loans and other indebtedness. As with subordinate commercial mortgage loans, repayment of a mezzanine loan is dependent on the successful operation of the underlying properties and, therefore, is subject to similar considerations and risks, including certain of the considerations and risks described herein. Mezzanine loans may also be affected by the successful operation of other properties, the interests in which are not pledged to secure the mezzanine loan. The entity ownership interests securing the mezzanine loans may represent only partial interests in the related real estate company and may not control either the related real estate company or the underlying property. As a result, the effective realization on the collateral securing a mezzanine loan in the event of default may be limited.

Mezzanine loans may also involve certain additional considerations and risks. For example, the terms of mezzanine loans may restrict transfer of the interests securing such loans (including an involuntary transfer upon foreclosure) or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

Risks Relating to Commercial Mortgage Loans

Commercial mortgage loans have certain distinct risk characteristics. Mortgage loans on commercial properties generally lack standardized terms, which may complicate their structure and increase due diligence costs. Commercial mortgage loans also tend to have shorter maturities than single-family residential mortgage loans and are generally not fully amortizing, which means that they may have a significant principal balance or “balloon” payment due on maturity. Mortgage loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the property securing the loan at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including the value of the property, the level of available mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property.

22

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements (Continued) June 30, 2022 (Unaudited)

7. RISKS AND UNCERTAINTIES

Commercial mortgage loans generally are non-recourse to borrowers. In the event of foreclosure on a commercial mortgage loan, the value at that time of the collateral securing the mortgage loan may be less than the principal amount outstanding on the mortgage loan and the accrued but unpaid interest thereon.

General Risks of Direct Investments in Real Estate

To a lesser degree, the Fund may invest in equity ownership interests in real estate as part of its investment strategy, including through the Workout process described above. The yields available from equity investments in real estate depend on the amount of income earned and capital appreciation generated by a property, as well as the expenses incurred in connection therewith. Accordingly, the performance of these investments is subject to the risks affecting cash flow, expenses, capital appreciation, and, to the extent the investments are leveraged, the risks incident to borrowing funds, including risks associated with changes in the general economic climate, changes in the overall real estate market, local real estate conditions, the financial condition of tenants, buyers and sellers of properties, supply of or demand for competing properties in an area, technological innovations that dramatically alter space and demand requirements, the availability of financing, changes in interest rates and mortgage availability, inflation, inventory availability and demand, taxes, competition based on rental rates, energy and supply shortages, various uninsured and uninsurable risks, government regulations, environmental laws and regulations, zoning laws, environmental claims arising in respect of real estate acquired with undisclosed or unknown environmental problems or as to which inadequate reserves had been established, changes in the relative popularity of property types and locations, risks due to dependence on cash flow and risks and operating problems arising out of the presence of certain construction materials, force majeure, acts of war (declared and undeclared), terrorist acts, strikes and other factors which are beyond the control of the Fund. In addition, rising interest rates could make alternative interest bearing and other in vestments more attractive and, therefore, potentially lower the relative value of any existing real estate investments. Furthermore, there can be no assurance that there will be tenants for the Fund’s properties.

8. CAPITAL STOCK

The minimum initial investment is $50,000. The minimum subsequent investment is $1,000, except for purchases pursuant to the dividend reinvestment policy. The Fund reserves the right to waive investment minimums. The Fund’s shares are offered for sale through its Placement Agent at NAV. The price of the shares during the Offering will fluctuate over time with the NAV of the shares. The Fund will accept the purchase of shares monthly.

The Fund is a “tender offer fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at the applicable net asset value per share (“NAV”), reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board of Trustees of the Fund (the “Board”), for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding shares at the applicable NAV per share. There is no guarantee that a shareholder will be able to sell all of the shares that the investor desires to sell in the Repurchase Offer. Written notification of each quarterly repurchase offer will be sent to shareholders at least 21 and no more than 42 calendar days before the repurchase request deadline (i.e., the date by which shareholders can tender their shares in response to a repurchase offer). During the six months ended June 30, 2022, the Fund had $2,405,601 in repurchases offers.

23

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements (Continued) June 30, 2022 (Unaudited)
8. CAPITAL STOCK

Shareholders have approved a fundamental policy for the Fund to operate as an interval fund pursuant to Rule 23c-3, subsequent to effectiveness of the Registration Statement under the Securities Exchange Act of 1934. See Footnote 11, Subsequent Events for further details.

9. AFFILIATED INVESTMENTS

As of June 30, 2022, certain investments in the Fund were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of each investment’s total capital. The Fund, and its affiliates, do not exercise management or control over these investments. The Fund does not have voting power or investment discretion for these investments. The activity resulting from these investments is identified in the Statement of Operations as transactions with an affiliated investment. A listing of these affiliated investments (including activity during the period ended June 30, 2022) is shown below:

Affiliated Investment	Shares 12/31/2021	Shares 6/30/2022	Fair Value 12/31/2021	Purchases of Investment	Proceeds from Sales of Investment	Net Realized Gain (Loss) on Investment	Net Change in Unrealized Appreciation (Depreciation) on Investment	Fair Value 6/30/2022
Ownership exceeds 5% of the investment’s capital:
Bruckner Mezzanine Loan	7,628,740	8,000,000	$7,628,739	$371,261	$—	$—	$—	$8,000,000
Trent Development – Kerf Apartments Loan	1,197,560	2,158,826	$1,197,560	$961,266	$—	$—	$—	$2,158,826
FCREIF Nimbus Everett	2,009,583	2,070,972	$2,009,583	$61,389	$—	$—	$—	$2,070,972
FCREIF Eastlake Thornton, LLC	1,989,827	2,054,922	$1,989,827	$65,095	$—	$—	$—	$2,054,922
FCREIF Van Ness	704,926	2,103,418	$704,926	$1,398,492	$—	$—	$—	$2,103,418
Royal Urban Renewal, LLC Loan	2,877,396	3,991,189	$2,877,396	$1,113,793	$—	$—	$—	$3,991,189
West University Gainesville Mezz, LLC	—	91,112	$—	$91,112	$—	$—	$—	$91,112
Lexington So Totowa, LLC	—	1,434,730	$—	$1,426,803	$—	$—	$7,927	$1,434,730
Iota Multifamily Development	—	335,005	$—	$330,043	$—	$—	$4,962	$335,005
CRIMSON PE BS, LLC	24	24	$622,750	$—	$—	$—	$8,750	$631,500
			$17,030,781	$5,819,254	$—	$—	$21,639	$22,871,674

Ownership exceeds 25% of the investment’s capital:
CRIMSON PE LB, LLC	94	94	$2,561,500	$—	$—	$—	$—	$2,561,500
CRIMSON PE PP, LLC	16	16	$408,000	$—	$(19,303)	$—	$27,303	$416,000
CRIMSON Devco, LLC	40	40	$1,000,000	$—	$—	$—	$—	$1,000,000
			$3,969,500	$—	$(19,303)	$—	$27,303	$3,977,500

24

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Notes to Financial Statements (Continued) June 30, 2022 (Unaudited)
10. INCOME TAX INFORMATION AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2021, was as follows:

2021

Distributions paid from:
Ordinary income	$2,065,197
Capital Gains:	775,081
Total:	$2,840,278

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On August 12, 2022, the Fund paid a distribution of $.0586 per share to shareholders of record on July 28, 2022.

Effective August 12, 2022, UMB Fund Services replaced the Fund’s previous fund administrator, fund accounting agent, transfer agent, and distribution paying agent.

On June 14, 2022, the Fund filed a pending registration statement under the Securities Exchange Act of 1934 to register shares of the fund to be offered for public sale. The Fund, pending registration, intends to operate as an interval fund pursuant to Rule 23c-3 of the Investment Company Act.

25

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Expense Examples June 30, 2022 (Unaudited)

As a shareholder of the Forum Real Estate Income Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Funds’ expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period*	Ending Account Value 6/30/22	Expenses Paid During Period
Forum Real Estate Income Fund	2.25%	$1,000.00	$985.10	$11.07	$1,013.64	$11.23

*	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

26

PRIVACY NOTICE (Unaudited)

The Forum Real Estate Income Fund (the “Fund”, “we”. “our”, “us”) respects your right to privacy. We are committed to maintaining the confidentiality and integrity of nonpublic personal information. We want our investors and prospective investors to understand what information we collect and how we use it. “Nonpublic personal information” is defined as personally identifiable information about you. We do not sell your personal information, and we do not disclose it to anyone except as permitted or required by law or as described in this notice.

CONFIDENTIALITY & SECURITY

We take our responsibility to protect the privacy and confidentiality of investors’ and prospective investors’ information very seriously. We maintain appropriate physical, electronic, and procedural safeguards to guard nonpublic personal information. Our network is protected by firewall barriers, encryption techniques, and authentication procedures, among other safeguards, to maintain the security of your information. We provide this Privacy Notice to investors at the start of new relationships and annually after that. We continue to adhere to the practices described herein after investors’ accounts close. Furthermore, vendors with access to nonpublic personal information undergo an annual due diligence verification process to ensure their informational safeguards adhere to our strict standards.

WHY WE COLLECT YOUR INFORMATION

The Forum Real Estate Income Fund gathers information about our investors and their accounts to (1) know investors’ identities and thereby prevent unauthorized access to confidential information; (2) design and improve the products and services we offer to investors; and (3) comply with the laws and regulations that govern us.

HOW WE PROTECT YOUR INFORMATION

To fulfill our privacy commitment for prospective, current, and former investors, the Forum Real Estate Income Fund has safeguards in place to protect nonpublic personal information. Safeguards include, but are not limited to:

●	Policies and procedures to protect your nonpublic information and comply with federal and state regulations; and

●	Contractual agreements with third-party service providers to protect your nonpublic personal information.

27

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Privacy Notice (Unaudited) (Continued)

INFORMATION WE COLLECT

The Forum Real Estate Income Fund is required by industry guidelines to obtain personal information about you in providing investment management services to you. We use this information to manage your account, direct your financial transactions, and provide you with valuable information about the assets we manage for you. We gather information from documents you provide to us, forms that you complete, and personal interviews. This information may include:

●	Your name, address, and social security number;

●	Proprietary information regarding your beneficiaries;

●	Information regarding your earned wages and other sources of income;

●	The composition and value of your managed portfolio;

●	Historical information we receive and maintain relating to transactions made on your behalf by the Forum Real Estate Income Fund, your custodian, or others;

●	Information we receive from your institutional financial advisor, investment consultant, or other financial institutions with whom the Forum Real Estate Income Fund has a relationship and/or with whom you may be authorized us to gather and maintain such information.

SHARING INFORMATION WITH NON-AFFILIATED THIRD PARTIES

We only disclose nonpublic investor information to non-affiliated third parties (e.g. investor’s custodian or broker) without prior investor consent when we believe it necessary to conduct our business or as required or permitted by law such as:

●	If you request or authorize the disclosure of the information;

●	To provide investor account services or account maintenance;

●	To respond to regulatory authorities, a subpoena or court order, judicial process, or law enforcement;

●	To perform services for the Fund, or on its behalf, to maintain business operations and services;

●	To help us to prevent fraud;

●	With attorneys, accountants, and auditors of the Fund;

●	To comply with federal, state, or local laws, rules, and other applicable legal requirements.

We do not sell your information and do not make any disclosure of investor nonpublic personal information to other companies who may want to sell their products or services to you.

OPT-OUT NOTICE

If, at any time in the future, it is necessary to disclose any investor personal information in a way that is inconsistent with this notice, the Forum Real Estate Income Fund will provide you with proper advanced notice of the proposed disclosure so that you will have the opportunity to either opt-in or opt-out of such disclosure, as required by applicable law.

If you have any questions about this Privacy Notice, please contact the Forum Real Estate Income Fund at 303-501-8860.

28

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Additional Information (Unaudited)

Board Consideration of Investment Advisory Agreement and Investment Sub-Advisory Agreement

Forum Capital Advisors LLC (Adviser)

At the June 9, 2022 meeting and before approving the Agreement, the Independent Trustees met in executive session with Trustee Counsel to consider the materials provided by Forum and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of the Fund and approved the Agreement. In reaching its conclusion, the Trustees considered the following:

Nature, Extent and Quality of Services. The Trustees considered the information presented by Forum with regard to the relative scope of services provided under the prior investment management agreement and the amended Agreement. The Trustees considered that the scope of services under both agreements remained the same, and includes, but is not limited to, the following: (1) investing the Fund’s assets consistent with its investment objectives and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities (if any); (4) maintaining the required books and records for transactions affected by Forum on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; (6) performing certain compliance services on behalf of the Fund; and (7) selecting and overseeing the services provided by a sub-adviser on behalf of the Fund. The Trustees also considered the resources that Forum would devote to providing investment management services to the Fund.

Investment Performance. The Trustees considered that the Fund is newly organized and has a limited record of investment performance. The Trustees also considered Forum’s performance for accounts managed and the styles that it uses to manage the Fund. The Trustees noted the experience of the portfolio manager and of each member of the Fund’s Investment Committee. It was the consensus of the Trustees that it was reasonable to conclude that Forum has the ability to manage the Fund successfully from a performance standpoint.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale. The Trustees considered that the Fund is newly organized. The Trustees further considered information regarding the launch date of the Fund, the management fees of the Fund and Forum’s investment in the Fund over time. The Trustees noted that economies of scale can be shared with the Fund in numerous ways, particularly in its start-up stages and when Forum is subsidizing the Fund. The Trustees also considered Forum’s assertion that it will continue to evaluate the management fee schedule of the Fund and the potential to share economies of scale.

Cost of Advisory Services. The Trustees considered a proposal to change the investment management fee payable by the Fund to Forum to an annual rate of 1.50% calculated on the Fund’s average daily net assets. The Trustees noted that the previous management fee was calculated at the annual rate of 1.50% of the Fund’s average monthly “Managed Assets” during each month (defined as the total assets of the Fund, including any assets attributable to money borrowed for investment purposes, minus the sum of the Fund’s accrued liabilities, other than money borrowed for investment purposes). The Trustees noted that calculating the Fund’s management fee on average daily net assets rather than Managed Assets will result in a reduction of the fee paid by the Fund to Forum to the extent the Fund engages in borrowing transactions. The Trustees also noted that Forum has contractually agreed to waive its management fee or reimburse the Fund’s operating expenses in order to ensure that total annual fund operating expenses (excluding (i) interest, (ii) taxes, (iii) portfolio transaction expenses, (iv) acquired fund fees and expenses; (v) dividend expenses on short sales; and (vi) extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed an annual rate of 2.25% of the Fund’s currently offered Class I Shares, and 2.50% of the Fund’s Class W Shares and 1.60% of Founders Class Shares (if such share classes are offered), calculated on average net assets of each share class.

29

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Additional Information (Unaudited) (Continued)

As proposed, the expense limitation agreement will have an initial term of two years, ending on July 31, 2024, and will automatically renew for subsequent one-year terms, unless Forum terminates the expense limitation agreement upon not less than ten (10) days written notice to the Fund prior to the end of the then-current term. The Trustees may terminate the expense limitation agreement at any time on not less than ten (10) days’ prior notice to Forum.

In light of the foregoing, and in their business judgment, the Trustees found that the proposed change to calculating the Fund’s management fee appeared reasonable for the management of the Fund’s portfolio.

Profitability. The Trustees considered Forum’s anticipated profitability, the estimated costs of managing the Fund, and the information provided by Forum regarding its financial condition. The Trustees also considered that the Fund is newly organized and has a limited record of profitability.

Fall-out Benefits. The Trustees discussed direct or indirect “fall-out benefits,” noting that Forum did not anticipate any fallout benefits at this stage.

Conclusion. The Trustees, having requested and received such information from Forum as it believed reasonably necessary to evaluate the terms of the proposed Agreement, with the Independent Trustees having met in executive session with Trustee Counsel, determined that approval of the Agreement is in the best interests of the Fund and its shareholders.

Janus Henderson Investments US LLC (Sub-Adviser)

At the June 9, 2022 meeting and before approving the sub-advisory agreement, the Independent Trustees met in executive session with Trustee Counsel to consider the materials provided by Janus and the terms of the sub-advisory agreement. Based on its evaluation of those materials, the Board concluded that the sub-advisory agreement is fair and in the best interests of the shareholders of the Fund and approved the agreement. In reaching its conclusion, the Trustees considered the following:

Nature, Extent and Quality of Services to be Provided. The Trustees considered the nature, extent and quality of services provided under the prior investment consulting agreement between Forum and Janus and considered that there would be no substantive changes to such services under the terms of the proposed sub-advisory agreement. The Trustees considered the experience and expertise of Janus, as well as its extensive global infrastructure. The Trustees also considered the resources that Janus would devote to providing to the non-discretionary sub- advisory services Fund.

Investment Performance. The Trustees considered that the Fund is newly organized and has a limited record of investment performance. While Janus has not managed accounts in the styles similar to those used to manage the Fund and thus is unable to provide applicable performance information, the Trustees noted the experience of the employees of Janus who are members of the Fund’s Investment Committee. It was the consensus of the Trustees that it was reasonable to conclude that employing Janus would be in the best interests of the Fund.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale. The Trustees also considered that the Fund is newly organized. The Trustees further considered information regarding the launch date of the Fund and the sub-advisory fees of the Fund. The Trustees noted that economies of scale can be shared with the Fund in numerous ways, particularly in its start-up stages and when Forum is subsidizing the Fund. The Trustees also considered Forum’s assertion that it will continue to evaluate the sub-advisory fee schedule of the Fund and the potential to share economies of scale.

30

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Additional Information (Unaudited) (Continued)

Cost of Services. The Trustees considered a proposal to change the manner in which the fees payable to Janus will be calculated under the proposed sub-advisory agreement. Under the proposed sub-advisory agreement, Janus will receive a monthly fee based on net allocated assets, rather than on gross allocated assets. The Trustees considered that the Fund does not pay Janus directly and that all fees paid to Janus are paid by Forum out of the fees paid to Forum under the terms of an investment management agreement. The Trustees noted that the sub-advisory fees will not affect the Fund’s expenses. In light of the foregoing, and in their business judgment, the Trustees found that the proposed change to calculating the sub-advisory fee appeared reasonable for the management of the Fund’s portfolio.

Profitability. The Trustees considered information concerning the costs to be incurred and profits expected to be realized by Janus.

Fall-out Benefits. The Trustees discussed direct or indirect “fall-out benefits” and concluded that the character and amount of potential fall-out benefits to Janus were consistent with the types of benefits generally derived by sub-advisers to funds.

Conclusion. The Trustees, having requested and received such information from Janus as it believed reasonably necessary to evaluate the terms of the proposed sub-advisory agreement, with the Independent Trustees having met in executive session with Trustee Counsel, determined that approval of the sub-advisory agreement is in the best interests of the Fund and its shareholders.

Results of Solicitation of Consents

Shareholders of record of the Fund at the close of business on the record date, June 10, 2022, were entitled to notice of the consent solicitation and to consent to each of the Proposals listed below.

The Notice of Solicitation of Consents and accompanying Consent Solicitation Statement requested that the holders of the outstanding shares of the Fund to take action on the following proposals (the “Proposals”) that require shareholder approval. The results of the solicitation as of July 31, 2022 are as follows:

1.	To approve the adoption or amendment of the following fundamental investment policies:

a.	Adoption of a fundamental policy to conduct periodic repurchases of the Fund’s outstanding shares, in accordance with Rule 23c-3 under the Investment Company Act of 1940, as amended (the “Investment Company Act”); and

b.	Amendment of the Fund’s fundamental policy with respect to making loans to allow the Fund to make loans to the fullest extent permitted by applicable law, including the Investment Company Act.

	Proposal 1a	Proposal 1b
Consent (C)	3,478,959.26	3,300,576.82
Consent Withheld (CW)	—	178,382.44
Abstain (A)	—	—
Total Received	3,478,959.26	3,478,959.26
Outstanding	2,812,619.36	2,812,619.36

31

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Additional Information (Unaudited) (Continued)

2.	To approve an amended and restated Investment Management Agreement with Forum Capital Advisors LLC, the Fund’s investment adviser. The amendments to the Amended Management Agreement relate to manner in which the fees charged under such agreement will be calculated. Previously, the fee paid to the Adviser was calculated as a percentage of the Fund’s “managed assets,” defined as the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). As proposed to be amended, the fees payable to the Adviser under the Amended Management Agreement will be calculated as a percentage of the Fund’s average daily net assets.

Proposal 2
Consent (C)	3,453,661.62
Consent Withheld (CW)	—
Abstain (A)	25,297.64
Total Received	3,478,959.26
Outstanding	2,812,619.36

3.	To approve a Sub-Advisory Agreement with Janus Henderson Investors US LLC, the Fund’s current investment consultant. As proposed to be amended, the fees under the Sub-Advisory Agreement will be calculated and paid to the Sub-Adviser by the Adviser based on a percentage of the assets of the Fund allocated by the Adviser to the Sub-Adviser, net of any leverage or borrowing for investment purposes.

Proposal 3
Consent (C)	3,443,145.46
Consent Withheld (CW)	—
Abstain (A)	35,813.80
Total Received	3,478,959.26
Outstanding	2,812,619.36

4.	To elect (a) Darren Fisk as an interested trustee of the Fund and (b) David Gerstenhaber, (c) Julie Cooling and (d) Brien Biondi as independent trustees of the Fund, each for an indefinite term.

	Proposal 4a	Proposal 4b	Proposal 4c	Proposal 4d
Consent (C)	3,478,959.26	3,478,959.26	3,478,959.26	3,478,959.26
Consent Withheld (CW)	—	—	—	—
Abstain (A)	—	—	—	—
Total Received	3,478,959.26	3,478,959.26	3,478,959.26	3,478,959.26
Outstanding	2,812,619.36	2,812,619.36	2,812,619.36	2,812,619.36

32

FORUM REAL ESTATE INCOME FUND (formerly, Forum CRE Income Fund) Additional Information (Unaudited) (Continued)

PROXY VOTING POLICY

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-303-501-8860, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30 are available without charge upon request by calling toll-free 1-303-501-8860, or on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund will file its complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N- PORT. These filings will be available upon request by calling 1-303-501-8860. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

DIVIDEND REINVESTMENT

Unless a shareholder is ineligible or otherwise elects, all distributions of dividends (including capital gain dividends) with respect to a class of shares will be automatically reinvested by the Fund in additional shares of the corresponding class, which will be issued at the net asset value per share determined as of the ex-dividend date. Election not to reinvest dividends and to instead receive all dividends and capital gain distributions in cash may be made by contacting the Fund’s administrator at UMB Fund Services, 235 W. Galena St., Milwaukee, Wisconsin 53212.

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

INVESTMENT ADVISER

Forum Capital Advisors, LLC

240 Saint Paul Street, Suite 400

Denver, Colorado 80206

ADMINISTRATOR

UMB Fund Services

235 W. Galena Street

Milwaukee, WI 53212

FUND COUNSEL

Morrison & Foerster LLP

370 17th Street, Suite 4200

Denver, CO 80218

INDEPENDENT TRUSTEE COUNSEL

Ropes & Gray

191 North Wacker Drive, 32nd Floor

Chicago, IL 60606-4302

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

CohnReznick LLP

1 S. Wacker Drive, Suite 3550

Chicago, Illinois 60606

CUSTODIAN

UMB Bank, n.a.

1010 Grand Boulevard

Kansas City, Missouri 64106

PLACEMENT AGENT

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

TRUSTEES

Darren Fisk, Interested Trustee,
Chairman and Chief Executive Officer

David Gerstenhaber

Brien Biondi

Julie Cooling

OFFICERS

Michael Bell, President

Brad Nemzer, Vice President

Derek Mullins, Chief Financial Officer,Treasurer

Peter Sattelmair, Assistant Treasurer

Cory Gossard, Chief Compliance Officer

Elizabeth Ryan, Secretary

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forum Real Estate Income Fund

By (Signature and Title)

/s/ Michael Bell
Michael Bell
Principal Executive Officer/President

Date	9/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael Bell
Michael Bell
Principal Executive Officer/President

Date	9/7/22

By (Signature and Title)

/s/ Derek Mullins
Derek Mullins
Principal Financial Officer/Treasurer

Date	9/7/22